Segment Reporting (Tables)	9 Months Ended
Sep. 30, 2016
Segment Reporting Tables
Schedule of Reportable Business Segments

Segment information available with respect to these reportable business segments for the three and nine months ended September 30, 2016 and 2015 was as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016		2015
Revenues:
Product segment	$35,422	$24,457	$206,851		$1,373,547
Logistics services segment	50,708	-	50,708		-
Total segment and consolidated revenues	86,130	24,457	257,559		1,373,547

Gross profit:
Product segment	7,205	1,523	44,738		107,709
Logistics services segment	16,878	-	16,878		-
Total segment and consolidated gross profit	24,083	1,523	61,616		107,709

Loss from operations
Product segment	$(70,696)	$(103,897)	$(390,335	) $	(163,366)
Logistics services segment	16,878	-	16,878		-
Total segment income (loss)	(53,818)	(103,897)	(373,457)		(163,366)
Unallocated costs	(47,821)	(10,973)	(146,625)		(40,682)
Total consolidated loss from operations	$(101,639)	$(114,870)	$(520,082	) $	(204,048)

	September 30, 2016	December 31, 2015
Total assets:
Product segment	$184,081	$350,372
Logistics services segment	50,708	—
Total segment and consolidated assets	$247,984	$350,372